Income taxes - Reconciliation structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax benefit/(expense) at statutory rate	€ 102	€ 274	€ (308)
Permanent difference-revenue	85	31	16
Tax impact on operating models changes	(245)	439
Non-credible withholding taxes	(29)	(42)	(17)
Income taxes for prior years	(132)	3	6
Effect of different tax rates of subsidiaries operating in other jurisdictions	178	88	(50)
Effect of deferred tax assets not recognized	(164)	(318)	(35)
Benefit arising from previously unrecognized deferred tax assets	56	19	38
Net (increase)/decrease in uncertain tax positions		(20)	4
Change in income tax rates	(738)	3
Income taxes on undistributed earnings	(42)	(23)	(7)
Other	2	3	7
Total	(927)	457	€ (346)
Additional deferred tax assets resulting from the transfer of certain intellectual property		348
Additional deferred tax assets resulting from tax elections made pertaining to an acquisition		91
Net income tax liability relating to uncertain tax positions	344	€ 397
UNITED STATES
Deferred tax assets and liabilities
Change in income tax rates	(777)
GERMANY
Deferred tax assets and liabilities
Income taxes for prior years	€ (139)